Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Debt
The Company's debt consists of the following components, excluding debt classified as held for sale (Note 7).

(In thousands)	Corporate Credit Facility(1)	Convertible and Exchangeable Senior Notes	Secured and Unsecured Debt (2)	Junior Subordinated Notes	Total Debt
March 31, 2019
Debt at amortized cost
Principal	$—	$616,105	$8,089,396	$280,117	$8,985,618
Premium (discount), net	—	2,586	(33,157)	(80,554)	(111,125)
Deferred financing costs	—	(6,073)	(65,018)	—	(71,091)
	$—	$612,618	$7,991,221	$199,563	$8,803,402
December 31, 2018
Debt at amortized cost
Principal	$—	$616,105	$8,275,707	$280,117	$9,171,929
Premium (discount), net	—	2,697	(41,217)	(81,031)	(119,551)
Deferred financing costs	—	(6,652)	(70,354)	—	(77,006)
	$—	$612,150	$8,164,136	$199,086	$8,975,372
__________

(1)	Deferred financing costs related to the corporate credit facility are included in other assets.

(2)	Debt principal totaling $356.5 million at March 31, 2019 and $425.9 million at December 31, 2018 were not classified as held for sale but were related to financing on assets held for sale.
The following table summarizes certain information about the different components of debt carried at amortized cost, excluding debt classified as held for sale (Note 7). Weighted average years remaining to maturity is based on initial maturity dates or extended maturity dates if the criteria to extend has been met on balance sheet date and the extension option is at the Company’s discretion.

	Fixed Rate			Variable Rate			Total
($ in thousands)	Outstanding Principal	Weighted Average Interest Rate (Per Annum)	Weighted Average Years Remaining to Maturity	Outstanding Principal	Weighted Average Interest Rate (Per Annum)	Weighted Average Years Remaining to Maturity	Outstanding Principal	Weighted Average Interest Rate (Per Annum)	Weighted Average Years Remaining to Maturity
March 31, 2019
Recourse
Corporate credit facility	$—	N/A	N/A	$—	N/A	2.8	$—	N/A	2.8
Convertible and exchangeable senior notes	616,105	4.27%	2.8	—	N/A	N/A	616,105	4.27%	2.8
Junior subordinated debt	—	N/A	N/A	280,117	5.46%	17.2	280,117	5.46%	17.2
Secured debt (1)	36,660	5.02%	6.7	—	N/A	N/A	36,660	5.02%	6.7
	652,765			280,117			932,882
Non-recourse
Secured and unsecured debt
Healthcare (2) (3)	2,130,999	4.62%	1.7	1,112,944	6.54%	3.1	3,243,943	5.28%	2.2
Hospitality	12,559	13.01%	2.4	2,646,977	5.60%	3.7	2,659,536	5.64%	3.7
Other Real Estate Equity (2)	181,384	4.23%	3.6	1,682,195	4.38%	3.2	1,863,579	4.36%	3.2
Real Estate Debt	—	N/A	N/A	285,678	4.59%	2.6	285,678	4.59%	2.6
	2,324,942			5,727,794			8,052,736
	$2,977,707			$6,007,911			$8,985,618
December 31, 2018
Recourse
Corporate credit facility	$—	N/A	N/A	$—	N/A	3.0	$—	N/A	3.0
Convertible and exchangeable senior notes	616,105	4.27%	3.0	—	N/A	N/A	616,105	4.27%	3.0
Junior subordinated debt	—	N/A	N/A	280,117	5.66%	17.4	280,117	5.66%	17.4
Secured debt (1)	37,199	5.02%	6.9	—	N/A	N/A	37,199	5.02%	6.9
	653,304			280,117			933,421
Non-recourse
Secured debt
Healthcare (2) (3)	2,130,999	4.62%	1.9	1,109,681	6.64%	2.7	3,240,680	5.31%	2.2
Hospitality	12,019	12.99%	2.6	2,636,053	5.68%	3.8	2,648,072	5.71%	3.8
Other Real Estate Equity (2)	200,814	4.02%	3.8	1,789,431	4.43%	3.6	1,990,245	4.39%	3.7
Real Estate Debt	—	N/A	N/A	359,511	4.50%	2.4	359,511	4.50%	2.4
	2,343,832			5,894,676			8,238,508
	$2,997,136			$6,174,793			$9,171,929
__________

(1)	The fixed rate recourse debt represents two promissory notes secured by the Company's aircraft.

(2)
Mortgage debt in the healthcare and other real estate equity segment with an aggregate outstanding principal of $460.2 million at March 31, 2019 and $538.5 million at December 31, 2018 were either in payment default or were not in compliance with certain debt and/or lease covenants. The Company is negotiating with the lenders and the tenants to restructure the debt and leases, as applicable, or otherwise refinance the debt.

(3)
$1.725 billion outstanding principal of non-recourse fixed rate mortgage debt on certain properties in our U.S. healthcare portfolio is scheduled to mature in December 2019. The Company continues to evaluate its options in connection with the scheduled debt maturity. In the fourth quarter of 2018, the Company had impaired the real estate collateralizing the debt by $109.1 million based on a reassessment of the expected hold period, taking into consideration the upcoming debt maturity (see Note 11). The Company will continue to re-evaluate certain assumptions, including with respect to the hold period of the real estate collateralizing the debt, which could result in further impairment of the underlying real estate in a future period. At March 31, 2019, carrying value of the real estate collateralizing the debt was approximately $2.5 billion.

The Company's debt consists of the following components, excluding debt classified as held for sale (Note 10):

(In thousands)	Corporate Credit Facility(1)	Convertible and Exchangeable Senior Notes	Secured and Unsecured Debt (2)	Securitization Bonds Payable (3)	Junior Subordinated Notes	Total Debt
December 31, 2018
Debt at amortized cost
Principal	$—	$616,105	$8,275,707	$—	$280,117	$9,171,929
Premium (discount), net	—	2,697	(41,217)	—	(81,031)	(119,551)
Deferred financing costs	—	(6,652)	(70,354)	—	—	(77,006)
	$—	$612,150	$8,164,136	$—	$199,086	$8,975,372
December 31, 2017
Debt at amortized cost
Principal	$50,000	$616,105	$8,777,940	$391,231	$280,117	$10,115,393
Premium (discount), net	—	3,131	(78,634)	(87,319)	(83,064)	(245,886)
Deferred financing costs	—	(8,905)	(78,589)	(203)	—	(87,697)
	50,000	610,331	8,620,717	303,709	197,053	9,781,810
Debt at fair value (4)	—	—	—	44,542	—	44,542
	$50,000	$610,331	$8,620,717	$348,251	$197,053	$9,826,352
__________

(1)	Deferred financing costs related to the corporate credit facility are included in other assets.

(2)	Debt principal totaling $425.9 million at December 31, 2018 and $216.6 million at December 31, 2017 were not classified as held for sale but were related to financing on assets held for sale.

(3)
Represents bonds payable issued by securitization trusts consolidated by the Company at December 31, 2017 (Note 15). Senior notes issued by these securitization trusts were generally sold to third parties and subordinated notes retained by the Company. The Company contributed its interests in three securitization trusts to Colony Credit upon closing of the Combination in the first quarter of 2018. In the second quarter of 2018, the

Company sold its equity interests in two securitization trusts to third parties, resulting in a deconsolidation of these securitization trusts, while the underlying assets of the remaining securitization trust was liquidated. At December 31, 2018, the Company no longer has any consolidated securitization trusts.

(4)
Debt at fair value at December 31, 2017 represents a securitization trust that was consolidated by a N-Star CDO and the N-Star CDO was in turn consolidated by the Company. The Company had elected the fair value option to value the bonds payable issued by the consolidated securitization trust (Note 14). In May 2018, the Company sold its interests in the N-Star CDO and deconsolidated the N-Star CDO (Note 8).

The following table summarizes certain information about the different components of debt carried at amortized cost, excluding debt classified as held for sale (Note 10). Weighted average years remaining to maturity is based on initial maturity dates or extended maturity dates to the extent criteria are met and the extension option is at the borrower’s discretion.

	Fixed Rate			Variable Rate			Total
($ in thousands)	Outstanding Principal	Weighted Average Interest Rate (Per Annum)	Weighted Average Years Remaining to Maturity	Outstanding Principal	Weighted Average Interest Rate (Per Annum)	Weighted Average Years Remaining to Maturity	Outstanding Principal	Weighted Average Interest Rate (Per Annum)	Weighted Average Years Remaining to Maturity
December 31, 2018
Recourse
Corporate credit facility	$—	N/A	N/A	$—	N/A	3.0	$—	N/A	3.0
Convertible and exchangeable senior notes	616,105	4.27%	3.0	—	N/A	N/A	616,105	4.27%	3.0
Junior subordinated debt	—	N/A	N/A	280,117	5.66%	17.4	280,117	5.66%	17.4
Secured debt (1)	37,199	5.02%	6.9	—	N/A	N/A	37,199	5.02%	6.9
	653,304			280,117			933,421
Non-recourse
Secured debt (2)
Healthcare (3)	2,130,999	4.62%	1.9	1,109,681	6.64%	2.7	3,240,680	5.31%	2.2
Hospitality	12,019	12.99%	2.6	2,636,053	5.68%	3.8	2,648,072	5.71%	3.8
Other Real Estate Equity	200,814	4.02%	3.8	1,789,431	4.43%	3.6	1,990,245	4.39%	3.7
Real Estate Debt	—	N/A	N/A	359,511	4.50%	2.4	359,511	4.50%	2.4
	2,343,832			5,894,676			8,238,508
	$2,997,136			$6,174,793			$9,171,929
December 31, 2017
Recourse
Corporate credit facility	$—	N/A	N/A	$50,000	3.51%	3.0	$50,000	3.51%	3.0
Convertible and exchangeable senior notes	616,105	4.27%	4.0	—	N/A	N/A	616,105	4.27%	4.0
Junior subordinated debt	—	N/A	N/A	280,117	4.56%	18.4	280,117	4.56%	18.4
Secured debt (1)	39,219	5.02%	7.9	—	N/A	N/A	39,219	5.02%	7.9
	655,324			330,117			985,441
Non-recourse
Securitization bonds payable	30,132	3.45%	29.9	361,099	3.02%	28.4	391,231	3.05%	28.5
Secured debt (2)
Healthcare	2,168,936	4.65%	2.9	1,119,320	5.75%	3.0	3,288,256	5.03%	3.0
Hospitality	9,038	11.00%	3.6	2,599,681	4.67%	3.7	2,608,719	4.69%	3.7
Other Real Estate Equity	374,789	4.07%	5.5	1,841,209	4.02%	4.4	2,215,998	4.03%	4.6
Real Estate Debt	—	N/A	N/A	625,748	4.05%	3.3	625,748	4.05%	3.3
	2,582,895			6,547,057			9,129,952
	$3,238,219			$6,877,174			$10,115,393
__________

(1)	The fixed rate recourse debt represents two promissory notes secured by the Company's aircraft.

(2)
Mortgage debt in the healthcare segment and other real estate equity segment with an aggregate outstanding principal of $538.5 million at December 31, 2018 and $384.5 million at December 31, 2017 was either in payment default or was not in compliance with certain debt and/or lease covenants. The Company is negotiating with the lenders and the tenants to restructure the debt and leases, as applicable, or otherwise refinance the debt.

(3)
In November 2018, the Company applied proceeds from the refinancing of a select portfolio of medical office buildings to repay in full a $100.5 million floating rate component of a $1.8 billion non-recourse mortgage debt on certain properties in the U.S. healthcare portfolio. The remaining $1.7 billion fixed rate component of the debt is scheduled to mature in December 2019. The Company is currently evaluating its options in connection with the scheduled debt maturity. In the fourth quarter of 2018, the Company impaired the real estate collateralizing the debt by $109.1 million based on a reassessment of the expected hold period, taking into consideration the upcoming debt maturity (see Note 14). In pursuing the options available to the Company in connection with the scheduled debt maturity, the Company will continue to re-evaluate certain assumptions, including with respect to the holding period of the real estate collateralizing the debt, which could result in further impairment of the underlying real estate in a future period. At December 31, 2018, carrying value of the real estate collateralizing the remaining debt maturing in December 2019 was $2.5 billion.

Convertible Senior Notes Issued
Convertible and exchangeable senior notes issued by the Company and outstanding are as follows:

Description	Issuance Date	Due Date	Interest Rate	Conversion or Exchange Price (per share of common stock)	Conversion or Exchange Ratio (2) (In Shares)	Conversion or Exchange Shares (in thousands)	Earliest Redemption Date	Outstanding Principal
								March 31, 2019	December 31, 2018

5.00% Convertible Notes	April 2013	April 15, 2023	5.00	$15.76	63.4700	12,694	April 22, 2020	$200,000	$200,000
3.875% Convertible Notes	January and June 2014	January 15, 2021	3.875	16.57	60.3431	24,288	January 22, 2019	402,500	402,500
5.375% Exchangeable Notes	June 2013 (1)	June 15, 2033	5.375	12.04	83.0837	1,130	June 15, 2023	13,605	13,605
								$616,105	$616,105
__________

(1)	Represents initial date of issuance of exchangeable senior notes by NRF prior to the Merger.
(2)
The conversion or exchange rate for convertible and exchangeable senior notes is subject to periodic adjustments to reflect the carried-forward adjustments relating to common stock splits, reverse stock splits, common stock adjustments in connection with spin-offs and cumulative cash dividends paid on the Company's common stock since the issuance of the convertible and exchangeable senior notes. The conversion or exchange ratios are presented in shares of common stock per $1,000 principal of each convertible or exchangeable note.

Convertible and exchangeable senior notes issued by the Company and outstanding are as follows:

Description	Issuance Date	Due Date	Interest Rate	Conversion or Exchange Price (per share of common stock)	Conversion or Exchange Ratio (2) (In Shares)	Conversion or Exchange Shares (in thousands)	Earliest Redemption Date	Outstanding Principal
								December 31, 2018	December 31, 2017

5.00% Convertible Notes	April 2013	April 15, 2023	5.00	$15.76	63.4700	12,694	April 22, 2020	$200,000	$200,000
3.875% Convertible Notes	January and June 2014	January 15, 2021	3.875	16.57	60.3431	24,288	January 22, 2019	402,500	402,500
5.375% Exchangeable Notes	June 2013 (1)	June 15, 2033	5.375	12.04	83.0837	1,130	June 15, 2023	13,605	13,605
								$616,105	$616,105
__________

(1)	Represents initial date of issuance of exchangeable senior notes by NRF prior to the Merger.
(2)
The conversion or exchange rate for convertible and exchangeable senior notes is subject to periodic adjustments to reflect the carried-forward adjustments relating to common stock splits, reverse stock splits, common stock adjustments in connection with spin-offs and cumulative cash dividends paid on the Company's common stock since the issuance of the convertible and exchangeable senior notes. The conversion or exchange ratios are presented in shares of common stock per $1,000 principal of each convertible or exchangeable note.

Schedule of Future Minimum Principal Payment
The following table summarizes future scheduled minimum principal payments of debt at December 31, 2018, excluding industrial secured debt of $1.1 billion classified as held for sale. Future debt principal payments are presented based on initial maturity dates or extended maturity dates to the extent criteria are met and the extension option is at the borrower’s discretion. Financing on certain loan portfolios are based on the Company's expectation of cash flows from underlying loan collateral as principal repayments on the loan financing depend upon net cash flows from collateral assets and ratio of outstanding principal to collateral.

(In thousands)	Corporate Credit Facility	Convertible and Exchangeable Senior Notes	Secured Debt	Junior Subordinated Notes	Total
Year Ending December 31,
2019	$—	$—	$2,468,141	$—	$2,468,141
2020	—	—	625,678	—	625,678
2021	—	402,500	943,297	—	1,345,797
2022	—	—	2,820,212	—	2,820,212
2023	—	200,000	180,289	—	380,289
2024 and thereafter	—	13,605	1,238,090	280,117	1,531,812
Total	$—	$616,105	$8,275,707	$280,117	$9,171,929

Schedule Of Interest Incurred And Capitalized On Real Estate Under Development Or Construction
Total interest incurred on the Company's debt, which includes debt presented as held for sale and encompasses interest capitalized on real estate under development or construction, was as follows:

	Three Months Ended March 31,
(In thousands)	2019	2018
Interest expensed (includes interest presented as discontinued operations in Note 15)	$149,516	$148,889
Interest capitalized	1,046	429
Total interest incurred	$150,562	$149,318

Total interest incurred on the Company's debt, which includes debt presented as held for sale and encompasses interest capitalized on real estate under development or construction beginning in 2018, was as follows:

	Year Ended December 31,
(In thousands)	2018	2017	2016
Interest expensed (includes interest presented as discontinued operations in Note 18)	$595,551	$574,822	$170,083
Interest capitalized	5,554	—	—
Total interest incurred	$601,105	$574,822	$170,083